Document and Entity Information	Sep. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2023
Entity File Number	001-40829
Entity Registrant Name	Sterling Check Corp.
Entity Central Index Key	0001645070
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1784336
Entity Address, Address Line One	STERLING CHECKCORP INC.
Entity Address, Address Line Two	6150 OAK TREE BOULEVARD, SUITE 490
Entity Address, City or Town	INDEPENDENCE
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	917
Local Phone Number	548-5241
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	STER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false